Discontinued Operations - Gain on Sale (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Cash consideration	$ 370,638
Book value of Vessels and other fixed assets	452,697
Book value of Operating lease assets and other, net	19,016
Book value of Intangible assets other than goodwill	42,082
Book value of Goodwill	56,240
Bank debt and finance leases payable assumed by Navios Partners	(332,013)
Net liabilities derecognized	(37,015)
Total carrying value of assets and liabilities	201,007
Gain on sale	$ 169,631